Consolidated Balance Sheet (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Current Assets:
Cash and cash equivalents	$ 184		$ 248
Accounts receivable - trade (less allowance for doubtful accounts)	354		424
Unbilled revenue	291		285
Miscellaneous accounts and notes receivable	71		48
Materials and supplies	570		550
Current regulatory assets	247		215
Current accumulated deferred income taxes, net	170		98
Other current assets	98		151
Current assets of discontinued operations	1,600		3,718
Total current assets	3,585		5,737
Property, Plant and Equipment, Net	15,348	[1]	14,848	[1]
Investments and Other Assets:
Nuclear decommissioning trust fund	408		357
Goodwill	411		411
Intangible assets	14		7
Regulatory assets	1,786		1,603
Other assets	667		760
Total investments and other assets	3,286		3,138
TOTAL ASSETS	22,219		23,723
Current Liabilities:
Current maturities of long-term debt	355		179
Short-term debt			148
Accounts and wages payable	533		592
Taxes accrued	50		53
Interest accrued	89		91
Customer deposits	107		98
Mark-to-market derivative liabilities	92		122
Current regulatory liabilities	100		133
Other current liabilities	168		195
Current liabilities of discontinued operations	1,166		1,762
Total current liabilities	2,660		3,373
Long-term Debt, Net	5,802		5,853
Deferred Credits and Other Liabilities:
Accumulated deferred income taxes, net	3,176		2,810
Accumulated deferred investment tax credits	70		76
Regulatory liabilities	1,589		1,502
Asset retirement obligations	375		364
Pension and other postretirement benefits	1,138		1,253
Other deferred credits and liabilities	642		424
Total deferred credits and other liabilities	6,990		6,429
Commitments and Contingencies (Notes 2, 10, 14, 15 and 16)
Stockholders' Equity:
Common stock	2		2
Other paid-in capital	5,616		5,598
Retained earnings	1,006		2,369
Accumulated other comprehensive income (loss)	(8)		(50)
Total stockholders' equity	6,616		7,919
Noncontrolling Interests	151		149
Total equity	6,767		8,068
TOTAL LIABILITIES AND EQUITY	$ 22,219		$ 23,723

[1]	Amounts include two electric generation CTs under two separate capital lease agreements. The gross asset value of those agreements was $228 million and $229 million at December 31, 2012, and 2011, respectively. The total accumulated depreciation associated with the two CTs was $52 million and $52 million at December 31, 2012, and 2011, respectively. In addition, Ameren has investments in debt securities, which are classified as held-to-maturity, related to the two CTs from the city of Bowling Green and Audrain County. As of December 31, 2012, and 2011, the carrying value of these debt securities was $304 million and $309 million, respectively.